IFRS 7 Disclosure (Tables)	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Portfolio Market Risk Measures

TABLE 28: PORTFOLIO MARKET RISK MEASURES

(millions of Canadian dollars)	For the three months ended							For the six months ended
	April 30 2021					January 31 2021	April 30 2020	April 30 2021	April 30 2020
	As at	Average	High		Low	Average	Average	Average	Average
Interest rate risk	$17.5	$18.6	$33.5		$11.0	$21.2	$19.7	$19.9	$16.7
Credit spread risk	6.9	19.4	34.0		5.7	24.6	47.9	22.0	28.7
Equity risk	8.7	10.2	14.1		8.2	10.1	10.5	10.2	8.7
Foreign exchange risk	2.7	2.0	3.9		0.8	3.0	4.8	2.5	4.6
Commodity risk	3.4	4.8	7.5		3.2	6.3	2.9	5.5	2.4
Idiosyncratic debt specific risk	28.0	31.1	37.9		26.1	30.8	34.2	31.0	24.3
Diversification effect[1]	(34.6)	(51.7)	n/m	[2]	n/m	(62.2)	(68.6)	(57.0)	(50.0)
Total Value-at-Risk (one-day)	32.6	34.4	41.3		28.2	33.8	51.4	34.1	35.4
Stressed Value-at-Risk (one-day)	36.2	35.0	39.3		28.5	33.4	76.6	34.2	60.8
Incremental Risk Capital Charge (one-year)	$307.2	$363.0	$424.3		$307.2	$356.6	$338.0	$359.8	$273.9

[1]	The aggregate VaR is less than the sum of the VaR of the different risk types due to risk offsets resulting from portfolio diversification.
[2]	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Structural Interest Rate Sensitivity Measures

TABLE 29: STRUCTURAL INTEREST RATE SENSITIVITY MEASURES

(millions of Canadian dollars)									As at
	April 30, 2021						January 31, 2021		October 31, 2020
	EVE Sensitivity			NII[1] Sensitivity			EVE Sensitivity	NII[1] Sensitivity	EVE Sensitivity	NII Sensitivity
	Canada	U.S.	Total	Canada	U.S.	Total	Total	Total	Total	Total
Before-tax impact of
100 bps increase in rates	$49	$(1,559)	$(1,510)	$1,037	$1,064	$2,101	$(1,625)	$2,299	$(1,876)	$1,926

100 bps decrease in rates	(189)	518	329	(551)	(376)	(927)	143	(934)	277	(872)

[1]	Represents the twelve-month net interest income (NII) exposure to an immediate and sustained shock in rates.

Summary of Liquid Assets by Type and Currency

TABLE 30:  SUMMARY OF LIQUID ASSETS BY TYPE AND CURRENCY[1,2,3]

(millions of Canadian dollars, except as noted)						As at
	Bank-owned liquid assets	Securities received as collateral from securities financing and derivative transactions	Total liquid assets	% of total	Encumbered liquid assets	Unencumbered liquid assets
		April 30, 2021
Cash and central bank reserves	$72,909	$–	$72,909	9%	$1,107	$71,802
Canadian government obligations	27,281	84,610	111,891	13	72,112	39,779
National Housing Act Mortgage-Backed Securities (NHA MBS)	27,002	8	27,010	3	2,358	24,652
Obligations of provincial governments, public sector entities and multilateral development banks[4]	26,160	23,402	49,562	6	33,328	16,234
Corporate issuer obligations	8,147	3,110	11,257	1	2,578	8,679

Equities	14,015	3,051	17,066	2	10,905	6,161
Total Canadian dollar-denominated	175,514	114,181	289,695	34	122,388	167,307
Cash and central bank reserves	113,900	–	113,900	13	21	113,879
U.S. government obligations	56,498	49,091	105,589	13	46,521	59,068
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	68,977	4,167	73,144	9	14,880	58,264
Obligations of other sovereigns, public sector entities and multilateral development banks[4]	63,100	50,534	113,634	13	46,158	67,476
Corporate issuer obligations	72,718	2,587	75,305	9	8,551	66,754

Equities	40,151	32,205	72,356	9	35,182	37,174
Total non-Canadian dollar-denominated	415,344	138,584	553,928	66	151,313	402,615
Total	$590,858	$252,765	$843,623	100%	$273,701	$569,922

		October 31, 2020
Cash and central bank reserves	$94,640	$–	$94,640	11%	$1,689	$92,951
Canadian government obligations	39,008	83,258	122,266	14	80,934	41,332
NHA MBS	30,763	23	30,786	3	2,294	28,492
Obligations of provincial governments, public sector entities and multilateral development banks[4]	22,999	24,441	47,440	6	34,990	12,450
Corporate issuer obligations	11,310	2,841	14,151	1	2,331	11,820

Equities	13,146	2,618	15,764	2	8,248	7,516
Total Canadian dollar-denominated	211,866	113,181	325,047	37	130,486	194,561
Cash and central bank reserves	69,183	–	69,183	8	51	69,132
U.S. government obligations	82,701	53,755	136,456	15	53,585	82,871
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	74,131	9,566	83,697	9	21,495	62,202
Obligations of other sovereigns, public sector entities and multilateral development banks[4]	61,171	55,449	116,620	14	49,771	66,849
Corporate issuer obligations	78,238	2,108	80,346	9	8,297	72,049

Equities	31,258	38,684	69,942	8	36,716	33,226
Total non-Canadian dollar-denominated	396,682	159,562	556,244	63	169,915	386,329
Total	$608,548	$272,743	$881,291	100%	$300,401	$580,890

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	Positions stated include gross asset values pertaining to securities financing transactions.
[3]	Liquid assets include collateral received that can be re-hypothecated or otherwise redeployed.
[4]	Includes debt obligations issued or guaranteed by these entities.

Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches

TABLE 31:  SUMMARY OF UNENCUMBERED LIQUID ASSETS BY BANK, SUBSIDIARIES, AND BRANCHES

(millions of Canadian dollars)		As at
	April 30 2021	October 31 2020
The Toronto-Dominion Bank (Parent)	$199,967	$230,369
Bank subsidiaries	348,044	334,308

Foreign branches	21,911	16,213
Total	$569,922	$580,890

Summary of Deposit Funding

TABLE 39:  SUMMARY OF DEPOSIT FUNDING

(millions of Canadian dollars)		As at
	April 30 2021	October 31 2020
P&C deposits – Canadian Retail	$492,396	$471,543
P&C deposits – U.S. Retail	466,019	477,738
Total	$958,415	$949,281

Summary of Remaining Contractual Maturity

TABLE 42: REMAINING CONTRACTUAL MATURITY

(millions of Canadian dollars)	As at

	April 30, 2021
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total

Assets
Cash and due from banks	$5,709	$9	$–	$–	$–	$–	$–	$–	$–	$5,718
Interest-bearing deposits with banks	186,125	571	185	–	–	–	–	–	1,528	188,409
Trading loans, securities, and other[1]	1,945	2,513	6,052	2,276	4,429	9,122	27,430	20,615	67,108	141,490
Non-trading financial assets at fair value through profit or loss	70	1,539	277	74	820	1,296	2,288	1,952	899	9,215
Derivatives	7,460	7,006	4,764	3,709	3,123	6,104	10,979	10,476	–	53,621
Financial assets designated at fair value through profit or loss	548	234	252	239	174	396	1,318	1,671	–	4,832
Financial assets at fair value through other comprehensive income	1,202	5,294	5,781	8,115	11,617	6,038	21,902	25,515	4,135	89,599
Debt securities at amortized cost, net of allowance for credit losses	3,944	5,191	5,989	5,064	6,323	15,800	63,637	109,959	(2)	215,905
Securities purchased under reverse repurchase agreements[2]	97,059	31,931	9,562	7,463	8,825	96	334	105	–	155,375
Loans
Residential mortgages	571	3,222	8,034	6,632	5,786	36,782	154,678	40,572	–	256,277
Consumer instalment and other personal	810	1,666	3,044	2,691	2,590	14,189	76,050	26,778	56,648	184,466
Credit card	–	–	–	–	–	–	–	–	29,281	29,281

Business and government	23,404	9,752	9,106	7,432	11,053	27,185	69,121	60,881	27,476	245,410

Total loans	24,785	14,640	20,184	16,755	19,429	78,156	299,849	128,231	113,405	715,434

Allowance for loan losses	–	–	–	–	–	–	–	–	(6,998)	(6,998)

Loans, net of allowance for loan losses	24,785	14,640	20,184	16,755	19,429	78,156	299,849	128,231	106,407	708,436
Customers’ liability under acceptances	14,114	4,906	50	–	–	–	–	–	–	19,070
Investment in Schwab	–	–	–	–	–	–	–	–	10,697	10,697
Goodwill[3]	–	–	–	–	–	–	–	–	15,979	15,979
Other intangibles[3]	–	–	–	–	–	–	–	–	1,915	1,915
Land, buildings, equipment, and other depreciable assets[3]	1	1	1	6	4	24	324	3,930	4,970	9,261
Deferred tax assets	–	–	–	–	–	–	–	–	1,938	1,938
Amounts receivable from brokers, dealers, and clients	21,535	–	–	–	–	–	–	–	–	21,535

Other assets	3,496	1,248	244	110	1,435	78	115	90	9,247	16,063
Total assets	$367,993	$75,083	$53,341	$43,811	$56,179	$117,110	$428,176	$302,544	$224,821	$1,669,058

Liabilities
Trading deposits	$5,288	$5,654	$7,194	$5,035	$3,031	$2,823	$3,441	$1,213	$–	$33,679
Derivatives	8,800	6,865	4,920	3,957	2,350	6,386	11,635	13,106	–	58,019
Securitization liabilities at fair value	–	620	344	643	1,022	2,252	6,235	2,506	–	13,622
Financial liabilities designated at fair value through profit or loss	12,451	19,487	14,067	8,664	11,452	123	3	6	–	66,253
Deposits[4,5]
Personal	5,742	10,552	8,300	6,711	7,617	8,762	7,042	28	571,708	626,462
Banks	8,793	2,150	158	272	100	2	2	3	14,694	26,174

Business and government	24,216	22,871	10,087	6,532	7,142	16,927	45,711	4,653	327,713	465,852

Total deposits	38,751	35,573	18,545	13,515	14,859	25,691	52,755	4,684	914,115	1,118,488
Acceptances	14,114	4,906	50	–	–	–	–	–	–	19,070
Obligations related to securities sold short[1]	2,572	3,406	1,030	630	1,995	3,865	11,758	12,700	1,124	39,080
Obligations related to securities sold under repurchase agreements[2]	119,778	11,063	8,936	1,862	3,102	1,483	1,380	722	–	148,326
Securitization liabilities at amortized cost	–	422	404	340	419	1,872	7,747	4,142	–	15,346
Amounts payable to brokers, dealers, and clients	20,514	–	–	–	–	–	–	–	–	20,514
Insurance-related liabilities	153	260	386	386	407	940	1,634	893	2,275	7,334
Other liabilities	5,148	1,257	1,820	1,329	553	1,676	1,238	4,980	5,542	23,543

Subordinated notes and debentures	–	–	–	–	–	–	200	11,069	–	11,269

Equity	–	–	–	–	–	–	–	–	94,515	94,515
Total liabilities and equity	$227,569	$89,513	$57,696	$36,361	$39,190	$47,111	$98,026	$56,021	$1,017,571	$1,669,058
Off-balance sheet commitments
Credit and liquidity commitments[6,7]	$18,168	$32,868	$19,949	$18,995	$18,945	$39,193	$105,515	$4,041	$1,207	$258,881
Other commitments[8]	103	113	180	238	154	659	932	910	–	3,289

Unconsolidated structured entity commitments	–	1,008	384	1,640	270	544	–	–	–	3,846
Total off-balance sheet commitments	$18,271	$33,989	$20,513	$20,873	$19,369	$40,396	$106,447	$4,951	$1,207	$266,016

[1]	Amount has been recorded according to the remaining contractual maturity of the underlying security.
[2]	Certain contracts considered short-term are presented in ‘less than 1 month’ category.
[3]	Certain non-financial assets have been recorded as having ‘no specific maturity’.
[4]	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having ‘no specific maturity’.
[5]

Includes $35 billion of covered bonds with remaining contractual maturities of $5 billion in ‘over 1 months to 3 months’, $4 billion in ‘over 3 months to 6 months’, $3 billion in ‘over 6 months to 9 months’, $2 billion in ‘over 9 months to 1 year’, $11 billion in ‘over 1 to 2 years’, $8 billion in ‘over 2 to 5 years’, and $2 billion in ‘over 5 years’.

[6]	Includes $309 million in commitments to extend credit to private equity investments.
[7]	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
[8]	Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.

TABLE 42: REMAINING CONTRACTUAL MATURITY (continued)

(millions of Canadian dollars)	As at
	October 31, 2020

	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total

Assets
Cash and due from banks	$6,437	$8	$–	$–	$–	$–	$–	$–	$–	$6,445
Interest-bearing deposits with banks	161,326	656	–	–	–	–	–	–	2,167	164,149
Trading loans, securities, and other[1]	4,363	6,920	7,866	6,913	3,867	9,732	23,624	27,554	57,479	148,318
Non-trading financial assets at fair value through profit or loss	80	–	600	2,271	69	1,430	1,425	1,879	794	8,548
Derivatives	5,299	7,167	4,554	2,810	2,525	6,314	10,004	15,569	–	54,242
Financial assets designated at fair value through profit or loss	820	183	631	234	107	930	1,253	581	–	4,739
Financial assets at fair value through other comprehensive income	2,501	2,799	8,490	6,101	4,886	25,305	23,667	26,957	2,579	103,285
Debt securities at amortized cost, net of allowance for credit losses	6,444	23,449	16,052	5,855	5,498	12,386	62,145	95,852	(2)	227,679
Securities purchased under reverse repurchase agreements[2]	98,721	30,246	23,879	11,776	4,204	29	307	–	–	169,162
Loans
Residential mortgages	472	2,845	7,286	9,994	10,481	38,182	138,912	44,047	–	252,219
Consumer instalment and other personal	706	1,423	3,437	3,941	3,893	14,594	68,961	28,038	60,467	185,460
Credit card	–	–	–	–	–	–	–	–	32,334	32,334

Business and government	27,193	4,938	8,973	11,653	8,672	35,439	70,478	65,144	23,309	255,799

Total loans	28,371	9,206	19,696	25,588	23,046	88,215	278,351	137,229	116,110	725,812

Allowance for loan losses	–	–	–	–	–	–	–	–	(8,289)	(8,289)

Loans, net of allowance for loan losses	28,371	9,206	19,696	25,588	23,046	88,215	278,351	137,229	107,821	717,523
Customers’ liability under acceptances	12,699	2,036	204	2	–	–	–	–	–	14,941
Investment in Schwab	–	–	–	–	–	–	–	–	12,174	12,174
Goodwill[3]	–	–	–	–	–	–	–	–	17,148	17,148
Other intangibles[3]	–	–	–	–	–	–	–	–	2,125	2,125
Land, buildings, equipment, and other depreciable assets[3,4]	–	1	6	91	9	29	299	4,384	5,317	10,136
Deferred tax assets	–	–	–	–	–	–	–	–	2,444	2,444
Amounts receivable from brokers, dealers, and clients	33,951	–	–	–	–	–	–	–	–	33,951

Other assets	3,521	1,060	643	2,783	470	150	125	171	9,933	18,856
Total assets	$364,533	$83,731	$82,621	$64,424	$44,681	$144,520	$401,200	$310,176	$219,979	$1,715,865

Liabilities
Trading deposits	$1,802	$2,429	$2,065	$3,057	$1,639	$3,510	$3,455	$1,220	$–	$19,177
Derivatives	4,718	6,783	3,997	1,917	2,012	5,438	11,084	17,254	–	53,203
Securitization liabilities at fair value	–	608	243	652	345	2,495	6,706	2,669	–	13,718
Financial liabilities designated at fair value through profit or loss	18,654	7,290	12,563	15,892	5,251	–	4	11	–	59,665
Deposits[5,6]
Personal	6,240	8,996	9,139	9,550	7,288	10,095	7,923	37	565,932	625,200
Banks	12,870	1,592	313	56	28	–	4	5	14,101	28,969

Business and government	25,387	24,703	24,841	15,274	7,214	14,378	52,852	3,386	313,129	481,164

Total deposits	44,497	35,291	34,293	24,880	14,530	24,473	60,779	3,428	893,162	1,135,333
Acceptances	12,699	2,036	204	2	–	–	–	–	–	14,941
Obligations related to securities sold short[1]	698	1,095	993	823	707	4,888	9,789	14,986	1,020	34,999
Obligations related to securities sold under repurchase agreements[2]	122,433	23,944	30,879	1,791	4,952	4,873	4	–	–	188,876
Securitization liabilities at amortized cost	–	1,055	221	422	404	1,642	8,799	3,225	–	15,768
Amounts payable to brokers, dealers, and clients	35,143	–	–	–	–	–	–	–	–	35,143
Insurance-related liabilities	306	350	382	316	305	963	1,676	1,033	2,259	7,590

Other liabilities[4]	7,672	3,630	1,744	701	1,048	1,304	1,402	5,633	7,342	30,476

Subordinated notes and debentures	–	–	–	–	–	–	200	11,277	–	11,477

Equity	–	–	–	–	–	–	–	–	95,499	95,499
Total liabilities and equity	$248,622	$84,511	$87,584	$50,453	$31,193	$49,586	$103,898	$60,736	$999,282	$1,715,865
Off-balance sheet commitments
Credit and liquidity commitments[7,8]	$19,568	$23,526	$25,918	$20,089	$14,289	$43,760	$107,951	$4,343	$1,309	$260,753
Other commitments[9]	77	169	183	188	165	657	875	553	–	2,867

Unconsolidated structured entity commitments	903	342	1,367	227	408	–	–	–	–	3,247
Total off-balance sheet commitments	$20,548	$24,037	$27,468	$20,504	$14,862	$44,417	$108,826	$4,896	$1,309	$266,867
[1]	Amount has been recorded according to the remaining contractual maturity of the underlying security.
[2]	Certain contracts considered short-term are presented in ‘less than 1 month’ category.
[3]	Certain non-financial assets have been recorded as having ‘no specific maturity’.
[4]

Upon adoption of Leases (IFRS 16), right-of-use assets recognized are included in ‘Land, buildings, equipment, and other depreciable assets’ and lease liabilities recognized are included in ‘Other liabilities’.

[5]	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having ‘no specific maturity’.
[6]

Includes $41 billion of covered bonds with remaining contractual maturities of $2 billion in ‘over 1 months to 3 months’, $3 billion in ‘over 3 months to 6 months’, $5 billion in ‘over 6 months to 9 months’, $4 billion in ‘over 9 months to 1 year’, $9 billion in ‘over 1 to 2 years’, $16 billion in ‘over 2 to 5 years’, and $2 billion in ‘over 5 years’.

[7]	Includes $290 million in commitments to extend credit to private equity investments.
[8]	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
[9]	Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.